Investment Securities (Roll-Forward Of Credit Loss Component Recognized In Earnings) (Detail) (Debt Securities [Member], JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Debt Securities [Member]
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of period	¥ 24,525	¥ 30,066
Initial credit impairments	505	4,152
Subsequent credit impairments	799	2,023
Securities sold or matured	(8,814)	(6,120)
Balance at end of period	¥ 17,015	¥ 30,121